CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	11,163,617	7,323,434
Common stock, shares outstanding	11,163,617	7,323,434
Convertible preferred stock, par value per share			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized			545,454	0	283,018	0
Convertible preferred stock, shares issued			545,454	0	283,018	0
Convertible preferred stock, shares outstanding			545,454	0	283,018	0
Liquidation Preference Per Share			$ 11.0	$ 11.0	$ 10.6